Other Liabilities - Non-current - Summary of Contract Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Miscellaneous non-current liabilities [abstract]
Advances received from customers - current	₨ 17,396.1
Deferred revenue - current	28,377.7
Deferred revenue -Non-current	46,730.9
Total contract liabilities	₨ 92,504.7	₨ 78,678.9